UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10197

        Nuveen California Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            08/31

Date of reporting period:          05/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen California Dividend Advantage Municipal Fund 2 (NVX)
	May 31, 2005

Principal			Optional Call		Market
Amount (000)	Description(1)		Provisions*	Ratings**	Value

	Consumer Staples - 6.0% (4.1% of Total Investments)
$ 4,625	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Stanislaus		6/12 at 100.00	Baa3	$ 4,591,053
	County Tobacco Funding Corporation, Series 2002A, 5.500%, 6/01/33
3,200	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds,		6/13 at 100.00	BBB	3,392,928
	Series 2003A-1, 6.250%, 6/01/33
3,000	Northern California Tobacco Securitization Authority, Tobacco Settlement Asset-Backed Bonds, Series		6/11 at 100.00	BBB	2,934,600
	2001A, 5.375%, 6/01/41
2,800	Southern California Tobacco Securitization Authority, Tobacco Settlement Asset-Backed Bonds, Senior		6/12 at 100.00	BBB	2,807,252
	Series 2001A, 5.500%, 6/01/36

	Education and Civic Organizations - 14.9% (10.2% of Total Investments)
2,000	California Educational Facilities Authority, Revenue Bonds, Stanford University, Series 2001Q,		6/11 at 101.00	AAA	2,145,420
	5.250%, 12/01/32
6,375	California Educational Facilities Authority, Student Loan Revenue Bonds, Cal Loan Program, Series		3/08 at 102.00	Aaa	6,718,485
	2001A, 5.400%, 3/01/21 (Alternative Minimum Tax) - MBIA Insured
	California State Public Works Board, Lease Revenue Bonds, University of California System, Series
	2002A:
8,880	5.375%, 10/01/16 - FSA Insured		10/12 at 100.00	AAA	9,824,210
10,570	5.375%, 10/01/18 - FSA Insured		10/12 at 100.00	AAA	11,629,748
620	California Statewide Community Development Authority, Revenue Bonds, Notre Dame de Namur		10/13 at 100.00	N/R	642,704
	University, Series 2003, 6.500%, 10/01/23
3,000	Long Beach Bond Financing Authority, California, Lease Revenue Refunding Bonds, Long Beach Aquarium		11/11 at 101.00	AAA	3,213,300
	of the South Pacific, Series 2001, 5.250%, 11/01/30 - AMBAC Insured

	Healthcare - 8.7% (5.9% of Total Investments)
2,000	California Health Facilities Financing Authority, Revenue Bonds, Casa Colina Inc., Series 2001,		4/12 at 100.00	BBB+	2,156,980
	6.000%, 4/01/22
500	California Infrastructure Economic Development Bank, Revenue Bonds, Kaiser Hospital Assistance LLC,		8/11 at 102.00	A+	536,740
	Series 2001A, 5.550%, 8/01/31
955	California State Public Works Board, Revenue Bonds, University of California - Davis Medical		11/14 at 100.00	AAA	1,021,936
	Center, Series 2004II-A, 5.000%, 11/01/22 - MBIA Insured
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health
	System, Series 2005A:
330	5.250%, 7/01/24		7/15 at 100.00	BBB+	349,460
190	5.250%, 7/01/35		7/15 at 100.00	BBB+	198,789
5,355	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,		No Opt. Call	A+	5,596,564
	Series 2002E, 4.700%, 11/01/36 (Mandatory put 5/31/09)
2,185	California Statewide Community Development Authority, Health Facility Revenue Refunding Bonds,		No Opt. Call	A	2,476,195
	Memorial Health Services, Series 2003A, 6.000%, 10/01/11
2,500	California Statewide Community Development Authority, Hospital Revenue Bonds, Monterey Peninsula		6/13 at 100.00	AAA	2,736,325
	Hospital, Series 2003B, 5.250%, 6/01/18 - FSA Insured
3,000	Central California Joint Powers Health Finance Authority, Certificates of Participation, Community		2/10 at 101.00	Baa2	3,159,090
	Hospitals of Central California Obligated Group, Series 2000, 6.000%, 2/01/30
1,500	Whittier, California, Health Facility Revenue Bonds, Presbyterian Intercommunity Hospital, Series		6/12 at 101.00	A	1,615,770
	2002, 5.600%, 6/01/22

	Housing/Multifamily - 7.3% (4.9% of Total Investments)
2,450	ABAG Finance Authority for Non-Profit Corporations, California, Multifamily Housing Revenue		No Opt. Call	Baa2	2,628,630
	Refunding Bonds, United Dominion/2000 Post Apartments, Series 2000B, 6.250%, 8/15/30 (Mandatory
	put 8/15/08)
3,750	California Statewide Community Development Authority, Revenue Refunding Bonds, Irvine Apartment		7/08 at 101.00	BBB	3,889,500
	Communities Development, Series 1998A, 4.900%, 5/15/25 (Mandatory put 5/15/08)
5,962	California Statewide Community Development Authority, Multifamily Housing Revenue Refunding Bonds,		6/11 at 102.00	AAA	6,154,573
	Claremont Village Apartments, Series 2001D, 5.500%, 6/01/31 (Alternative Minimum Tax) (Mandatory
	put 6/01/16)
3,490	California Statewide Community Development Authority, GNMA Collateralized Housing Revenue Refunding		8/12 at 105.00	Aaa	3,929,286
	Bonds, Crowne Pointe Project, Series 2002F, 6.750%, 8/20/37

	Housing/Single Family - 0.6% (0.4% of Total Investments)
1,405	California Rural Home Mortgage Finance Authority, Mortgage-Backed Securities Program Single Family		6/11 at 102.00	AAA	1,471,499
	Mortgage Revenue Bonds, Series 2001A, 5.650%, 12/01/31 (Alternative Minimum Tax)

	Long-Term Care - 0.7% (0.5% of Total Investments)
1,550	California Health Facilities Financing Authority, Insured Revenue Bonds, Northern California		1/13 at 100.00	A	1,634,506
	Retired Officers Community Corporation - Paradise Valley Estates, Series 2002, 5.125%, 1/01/22

	Tax Obligation/General - 30.0% (20.4% of Total Investments)
5,000	California, General Obligation Refunding Bonds, Series 2002, 5.000%, 2/01/12		No Opt. Call	A	5,469,050
7,225	California, General Obligation Veterans Welfare Bonds, Series 2001BV, 5.600%, 12/01/32 - FSA		6/06 at 101.00	AAA	7,454,177
	Insured
	California, General Obligation Bonds, Series 2003:
3,000	5.250%, 2/01/20		8/13 at 100.00	A	3,308,550
1,400	5.250%, 2/01/21		8/13 at 100.00	A	1,539,034
1,350	California, General Obligation Bonds, Series 2004, 5.125%, 4/01/25		4/14 at 100.00	A	1,441,800
3,615	Colton Joint Unified School District, San Bernardino County, California, General Obligation Bonds,		8/12 at 102.00	AAA	4,113,617
	Series 2002A, 5.500%, 8/01/22 - FGIC Insured
	Contra Costa County Community College District, California, General Obligation Bonds, Series 2002:
3,005	5.000%, 8/01/21 - FGIC Insured		8/12 at 100.00	AAA	3,198,191
3,300	5.000%, 8/01/22 - FGIC Insured		8/12 at 100.00	AAA	3,512,157
1,325	Golden West Schools Financing Authority, California, General Obligation Revenue Refunding Bonds,		No Opt. Call	AAA	1,622,542
	School District Program, Series 1998A, 6.650%, 8/01/13 - MBIA Insured
1,445	Los Angeles Community College District, Los Angeles County, California, General Obligation Bonds,		8/15 at 100.00	AAA	1,551,540
	Series 2005A, 5.000%, 6/01/26 - FSA Insured
8,330	Los Angeles Unified School District, California, General Obligation Bonds, Series 2000D, 5.375%,		7/10 at 100.00	AAA	8,966,912
	7/01/25 - FGIC Insured
10,840	Los Angeles Unified School District, California, General Obligation Bonds, Series 2002E,	5.000%,	7/12 at 100.00	AAA	11,763,460
	7/01/19 - MBIA Insured
1,250	Los Angeles Unified School District, California, General Obligation Bonds, Series 2003A,	5.250%,	7/13 at 100.00	AAA	1,388,875
	7/01/20 - FSA Insured
1,375	Lucia Mar Unified School District, San Luis Obispo County, California, General Obligation Bonds,		8/14 at 100.00	Aaa	1,521,864
	Series 2004A, 5.250%, 8/01/21 - FGIC Insured
2,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.500%, 7/01/20 - MBIA		No Opt. Call	AAA	2,383,720
	Insured
	San Jose-Evergreen Community College District, Santa Clara County, California, General Obligation
	Bonds, Series 2005A:
370	5.000%, 9/01/25 - MBIA Insured		9/15 at 100.00	AAA	398,420
545	5.000%, 9/01/27 - MBIA Insured		9/15 at 100.00	AAA	584,027
4,050	Santa Rosa High School District, Sonoma County, California, General Obligation Bonds, Series 2001,		5/11 at 101.00	AAA	4,385,786
	5.300%, 5/01/26 - FGIC Insured
1,160	Saugus Union School District, Los Angeles County, California, General Obligation Bonds, Series		8/12 at 100.00	AAA	1,234,576
	2002A, 5.000%, 8/01/21 - FGIC Insured
2,710	Southwestern Community College District, San Diego County, California, General Obligation Bonds,		8/14 at 100.00	AAA	2,925,824
	Series 2004, 5.000%, 8/01/21 - FGIC Insured

	Tax Obligation/Limited - 44.3% (30.1% of Total Investments)
9,000	Anitoch Area Public Facilities Financing Agency, California, Special Tax Bonds, Community		8/11 at 100.00	AAA	9,639,360
	Facilities District 1989-1, Series 2001, 5.250%, 8/01/25 - MBIA Insured
	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2004D:
650	5.500%, 9/01/24		9/14 at 102.00	N/R	663,338
385	5.800%, 9/01/35		9/14 at 102.00	N/R	394,071
4,500	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15		7/14 at 100.00	AA-	4,967,775
4,900	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series 2003C,		12/13 at 100.00	A-	5,487,020
	5.500%, 6/01/16
1,200	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community		9/13 at 100.00	N/R	1,287,324
	Facilities District 90-2 - Talega, Series 2003, 6.000%, 9/01/33
4,000	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds,		12/13 at 102.00	A-	4,190,960
	Franciscan Mobile Home Park Project, Series 2002A, 5.850%, 12/15/32
4,845	Encinitas Public Financing Authority, California, Lease Revenue Bonds, Acquisition Project, Series		4/08 at 102.00	AAA	5,152,609
	2001A, 5.250%, 4/01/31 - MBIA Insured
750	Fontana, California, Special Tax Bonds, Sierra Community Facilities District 22, Series 2004,		9/14 at 100.00	N/R	776,003
	6.000%, 9/01/34
335	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A, 5.000%,		9/15 at 100.00	AAA	361,897
	9/01/20 (WI, settling 6/07/05) - XLCA Insured
4,000	Industry Urban Development Agency, California, Tax Allocation Refunding Bonds, Civic, Recreational		5/07 at 101.50	AAA	4,238,000
	and Industrial Redevelopment Project 1, Series 2002, 5.500%, 5/01/19 - MBIA Insured
2,000	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Refunding Bonds, Series		10/13 at 102.00	N/R	2,101,720
	2003H, 6.000%, 10/01/20
1,265	Lee Lake Water District, Riverside County, California, Special Tax Bonds, Community Facilities		9/13 at 102.00	N/R	1,376,801
	District 1 of Sycamore Creek, Series 2003, 6.500%, 9/01/24
1,320	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1, Series		9/13 at 102.00	N/R	1,428,148
	2003A, 6.500%, 9/01/25
1,000	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1, Series		9/13 at 102.00	N/R	1,045,460
	2004, 6.000%, 9/01/34
8,000	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Second Senior		7/08 at 101.00	AAA	8,419,520
	Lien Sales Tax Revenue Refunding Bonds, Series 1998A, 5.000%, 7/01/23 - AMBAC Insured
5,000	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Second Senior		No Opt. Call	AAA	5,643,150
	Lien Sales Tax Revenue Refunding Bonds, Series 2003A, 5.250%, 7/01/13 - MBIA Insured
3,295	Oakland Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Central District		3/13 at 100.00	AAA	3,692,443
	Redevelopment Project, Series 2003, 5.500%, 9/01/16 - FGIC Insured
2,000	Orange County, California, Special Tax Bonds, Community Facilities District 02-1 of Ladera Ranch,		8/11 at 101.00	N/R	2,076,120
	Series 2003A, 5.550%, 8/15/33
2,000	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 6.000%,		No Opt. Call	BBB-	2,461,300
	8/01/26
6,000	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project		10/11 at 102.00	AAA	6,454,680
	Area, Series 2001, 5.250%, 10/01/35 - AMBAC Insured
1,055	Rohnert Park Finance Authority, California, Senior Lien Revenue Bonds, Rancho Feliz Mobile Home		9/13 at 100.00	BBB	1,071,922
	Park, Series 2003A, 5.750%, 9/15/38
700	Rohnert Park Finance Authority, California, Subordinate Lien Revenue Bonds, Rancho Feliz Mobile		9/13 at 100.00	N/R	734,916
	Home Park, Series 2003B, 6.625%, 9/15/38
700	Sacramento, California, Special Tax Bonds, North Natomas Community Facilities District 4, Series		9/14 at 100.00	N/R	747,796
	2003C, 6.000%, 9/01/33
975	San Marcos Public Facilities Authority, California, Special Tax Bonds, Community Facilities		9/09 at 102.00	N/R	1,013,181
	District 99-1, Series 2003B, 6.000%, 9/01/24
	Santa Clara Valley Transportation Authority, California, Sales Tax Revenue Bonds, Series 2001A:
16,090	5.000%, 6/01/25 - MBIA Insured		6/11 at 100.00	AAA	16,993,453
2,000	5.000%, 6/01/26 - MBIA Insured		6/11 at 100.00	AAA	2,096,520
1,930	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District		9/13 at 103.00	N/R	2,096,385
	01-1, Series 2003B, 6.750%, 9/01/30
850	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District		9/13 at 103.00	N/R	883,193
	2001-1, Series 2004A, 6.125%, 9/01/39
500	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District		9/13 at 102.00	N/R	512,835
	01-1, Series 2004B, 6.000%, 9/01/39
3,045	Yucaipa Redevelopment Agency, California, Mobile Home Park Revenue Bonds, Rancho del Sol and		5/11 at 102.00	N/R	3,311,681
	Grandview, Series 2001A, 6.750%, 5/15/36

	Transportation - 8.9% (6.1% of Total Investments)
7,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds,		1/14 at 101.00	BBB-	5,946,080
	Series 1999, 0.000%, 1/15/27
5,585	Port of Oakland, California, Revenue Bonds, Series 2002N, 5.000%, 11/01/16 (Alternative Minimum		11/12 at 100.00	AAA	5,949,421
	Tax) - MBIA Insured
2,000	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco International		5/12 at 100.00	AAA	2,140,340
	Airport, Second Series 2002, Issue 28A, 5.250%, 5/01/17 (Alternative Minimum Tax) - MBIA Insured
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport,
	Second Series 2003, Issue 29A:
2,430	5.250%, 5/01/18 (Alternative Minimum Tax) - FGIC Insured		5/13 at 100.00	AAA	2,612,955
2,555	5.250%, 5/01/19 (Alternative Minimum Tax) - FGIC Insured		5/13 at 100.00	AAA	2,742,026
1,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport,		5/13 at 100.00	AAA	1,090,180
	Second Series 2003, Issue 29B, 5.125%, 5/01/17 - FGIC Insured

	U.S. Guaranteed *** - 3.1% (2.1% of Total Investments)
6,200	Southwestern Community College District, San Diego County, California, General Obligation Bonds,		8/11 at 101.00	AAA	7,034,210
	Series 2001, 5.375%, 8/01/25 (Pre-refunded to 8/01/11) - AMBAC Insured

	Utilities - 8.8% (6.0% of Total Investments)
5,000	Anaheim Public Finance Authority, California, Second Lien Electric Distribution Revenue Bonds,		10/14 at 100.00	AAA	5,517,400
	Series 2004, 5.250%, 10/01/21 - MBIA Insured
6,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A,	5.125%,	5/12 at 101.00	A2	6,466,740
	5/01/18
	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2003A-2:
750	5.000%, 7/01/21 - MBIA Insured		7/13 at 100.00	AAA	813,360
1,000	5.000%, 7/01/23 - MBIA Insured		7/13 at 100.00	AAA	1,078,270
3,000	Merced Irrigation District, California, Revenue Refunding Bonds, Electric System Project, Series		9/05 at 102.00	Baa3	3,075,090
	2001, 6.850%, 9/01/36
1,000	Merced Irrigation District, California, Revenue Certificates of Participation, Electric System		9/05 at 103.00	Baa3	1,034,520
	Project, Series 2002, 6.500%, 9/01/34
2,000	Santa Clara, California, Subordinate Electric Revenue Bonds, Series 2003A, 5.250%, 7/01/20 - MBIA		7/13 at 100.00	AAA	2,222,200
	Insured

	Water and Sewer - 13.6% (9.3% of Total Investments)
2,740	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,		12/12 at 100.00	AAA	2,985,477
	Series 2002Z, 5.000%, 12/01/18 - FGIC Insured
4,900	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water System		6/11 at 100.00	AAA	5,136,474
	Subordinated Revenue Bonds, Series 2001, 5.000%, 6/01/26 - MBIA Insured
2,655	El Dorado Irrigation District, California, Water and Sewer Certificates of Participation, Series		3/14 at 100.00	AAA	2,858,373
	2004A, 5.000%, 3/01/20 - FGIC Insured
1,700	San Buenaventura, California, Wastewater Revenue Certificates of Participation, Series 2004,		3/14 at 100.00	AAA	1,810,789
	5.000%, 3/01/24 - MBIA Insured
6,885	San Diego Public Facilities Financing Authority, California, Subordinate Lien Water Revenue Bonds,		8/12 at 100.00	AAA	7,327,635
	Series 2002, 5.000%, 8/01/21 - MBIA Insured
10,000	San Francisco City and County Public Utilities Commission, California, Clean Water Revenue		4/13 at 100.00	AAA	11,081,100
	Refunding Bonds, Series 2003A, 5.250%, 10/01/20 - MBIA Insured

$ 314,177	Total Long-Term Investments (cost $317,999,944) - 146.9%	336,461,886

	Other Assets Less Liabilities - 1.1%	2,508,572

	Preferred Shares, at Liquidation Value - (48.0)%	(110,000,000)

	Net Assets Applicable to Common Shares - 100%	$228,970,458

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares
	unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There
	may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency
	securities which ensures the timely payment of principal and interest.
N/R	Investment is not rated.
(WI)	Security purchased on a when-issued basis.

	Income Tax Information

	The following information is presented on an income tax basis. Differences between amounts for financial statement
	and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market
	discount securities and timing differences in recognizing certain gains and losses on investment transactions.

	At May 31, 2005, the cost of investments was $317,989,156.

	Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2005, were as
	follows:

	Gross unrealized:
	Appreciation	$18,562,881
	Depreciation	(90,151)

	Net unrealized appreciation of investments	$18,472,730

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen California Dividend Advantage Municipal Fund 2

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         07/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         07/29/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         07/29/05

* Print the name and title of each signing officer under his or her signature.